Income Taxes - Summary of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 61,653	$ 51,635
Capitalized research and development	36,550	0
Research and development tax credits carryforwards	16,901	4,350
Stock-based compensation expense	8,308	4,116
Warrant expense	4,066	0
Intangibles	2,602	1,707
Operating lease liability	871	0
Other	1,269	1,160
Total gross deferred tax assets	132,220	62,968
Valuation allowance	(131,325)	(62,968)
Total deferred tax assets	895	0
Deferred tax liabilities:
Operating lease right-of-use assets	(884)	0
Depreciation expense	(11)	0
Total deferred tax liabilities	(895)	0
Total net deferred tax assets	$ 0	$ 0